Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Safe Bulkers, Inc. (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of the Marshall Islands for the purpose of acquiring an ownership interest in 19 companies. Each of the 19 companies were under the common control of Polys Hajioannou and his family and owned or were scheduled to acquire a newbuild drybulk vessel. The shares of the 19 companies were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation, controlled by Polys Hajioannou and his family. Safe Bulkers became the owner of 100% of each of the 19 companies, and Vorini Holdings became the sole shareholder of Safe Bulkers.

Safe Bulkers successfully completed its initial public offering on June 3, 2008 (the “IPO”). Safe Bulkers common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Following the IPO, Vorini Holdings became the controlling shareholder of Safe Bulkers.

On December 18, 2013, Bellapais Maritime Inc. (“Bellapais”) a Marshall Islands corporation, Kyperounta Maritime Inc. (“Kyperounta”) a British Virgin Islands corporation, Lefkoniko Maritime Inc. (“Lefkoniko”) a British Virgin Islands corporation, Akamas Maritime Inc. (“Akamas”) a Cayman Islands corporation, Chalkoessa Maritime Inc. (“Chalkoessa”) a Marshall Islands corporation, all wholly owned by Polys Hajioannou, and Kition Holdings Corp. (“Kition Holdings”) a British Virgin Islands corporation wholly owned by Nicolaos Hajioannou, Polys Hajioannou's brother, entered into a stock transfer agreement with Vorini Holdings, through which shares of Safe Bulkers owned by Vorini Holdings were sold for no consideration to the above entities.

By virtue of shares owned indirectly through Vorini Holdings, Bellapais, Kyperounta, Lefkoniko, Akamas, Chalkoessa and Kition Holdings, Polys Hajioannou and his family continue to be the controlling shareholders of Safe Bulkers, and accordingly control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

Since the IPO, Safe Bulkers successfully completed four additional public common stock offerings and one preferred stock offering.

As of December 31, 2013, Safe Bulkers held 40 wholly-owned companies (which are referred to herein as “Subsidiaries”) which together owned and operated a fleet of 28 drybulk vessels, and were scheduled to acquire an additional ten newbuild (the “Newbuilds”) vessels.

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition, ownership and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management” or the “Manager”), a related party controlled by Polys Hajioannou, provides technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, using the historical carrying costs of the assets and the liabilities of the Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	Zoe - (H 814)	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)(3)	Kypros Land - (H 1659)	Panamax	January 2014
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(3)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)(3)	Lake Despina - (H 8126)	Capesize	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(3)	TBN - H 1660	Panamax	1H 2014 (4)
Gloverthree Shipping Corporation (“Gloverthree”)(3)	TBN - H 821	Panamax	2H 2014 (4)
Gloverfour Shipping Corporation (“Gloverfour”)(3)	TBN - H 822	Panamax	1H 2015 (4)
Shikokuokto Shipping Inc. (“Shikokuokto”)(3)	TBN - H 1689	Panamax	1H 2015 (4)
Gloverfive Shipping Corporation (“Gloverfive”)(3)	TBN - H 827	Panamax	2H 2015 (4)
Gloversix Shipping Corporation (“Gloversix”)(3)	TBN - H 828	Panamax	1H 2016 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 1685 - (ex. H 2396)	Post-Panamax	2H 2015 (4)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 1686 - (ex. H 2397)	Post-Panamax	2H 2015 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(5)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(6)	—	—	—
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (7)
S.B. Sea Venture Company Ltd (8)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Newbuild vessel acquisitions. Refer to Note 22.
(3) Incorporated under the laws of the Republic of the Marshall Islands
(4) Estimated completion date for newbuild vessels
(5) Cancellation of Newbuild. Refer to Notes 4 and 11.
(6) Company dissolved in October 2012
(7) Vessel sold in January 2010.
(8) Incorporated under the laws of the Republic of Cyprus, under dissolution.

For the years ended December 31, 2011, 2012 and 2013, the following charterers individually accounted for more than 10% of the Company's charter revenues as follows:

	December 31,
	2011	2012	2013
Daiichi Chuo Kisen Kaisha	48.17%	46.48%	30.30%
Kawasaki Kisen Kaisha	17.93%	16.39%	15.39%